INCOME TAXES - Changes in Unrecognized Tax Benefits (Details)	12 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2019 CNY (¥)
Income Tax Contingency [Line Items]
Balance at beginning period	$ 4,098,783	$ 2,789,135	$ 1,916,789
Addition for tax positions of the current year	993,194	1,309,648	872,346
Lapse of statute of limitations	(915,440)
Balance at ending period	$ 4,176,537	$ 4,098,783	$ 2,789,135
Minimum
Income Tax Contingency [Line Items]
Possible change on company's unrecognized tax benefits for next twelve months | ¥				¥ 0
Maximum
Income Tax Contingency [Line Items]
Possible change on company's unrecognized tax benefits for next twelve months | ¥				¥ 7,157,343